Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent events

On August 12, 2026, the Company refinanced a portion of its Existing Term Loan Facilities and its Revolving Credit Facility. Refer to Note 7, Debt, for further details.